Offerings - Offering: 1	Sep. 02, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	5.600% Fixed Rate Reset Subordinated Notes due 2035
Amount Registered | shares	600,000,000
Maximum Aggregate Offering Price	$ 600,000,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 91,860.00
Offering Note	The prospectus supplement to which this Exhibit is attached is a final prospectus for the related offering. The maximum aggregate amount of that offering is $600,000,000.